Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	$ 12,190	$ 38,514
Less than 12 Months, Unrealized Losses	(59)	(486)
12 Months or More, Fair Value	32,769	0
12 Months or More, Unrealized Losses	(231)	0
Total, Fair Value	44,959	38,514
Total, Unrealized Losses	(290)	(486)
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	12,190	38,514
Less than 12 Months, Unrealized Losses	(59)	(486)
12 Months or More, Fair Value	32,769	0
12 Months or More, Unrealized Losses	(231)	0
Total, Fair Value	44,959	38,514
Total, Unrealized Losses	$ (290)	$ (486)